UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

AB UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Unconstrained Bond Fund

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 21.8%
Industrial - 17.0%
Basic - 1.5%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	29	$28,032
Cleveland-Cliffs, Inc.
5.75%, 3/01/25		33	31,916
Constellium NV
6.625%, 3/01/25 (a)		250	244,734
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26		27	26,406
Eldorado Gold Corp.
6.125%, 12/15/20 (a)		64	60,961
Flex Acquisition Co., Inc.
6.875%, 1/15/25 (a)		16	14,977
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (a)		184	183,048
5.125%, 5/15/24 (a)		127	124,305
Foresight Energy LLC/Foresight Energy Finance Corp.
11.50%, 4/01/23 (a)		11	9,419
Freeport-McMoRan, Inc.
3.55%, 3/01/22		329	319,109
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		13	13,162
Hexion, Inc.
6.625%, 4/15/20		203	161,991
Huntsman International LLC
4.875%, 11/15/20		100	101,748
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		209	215,824
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (a)	EUR	100	105,460
Lecta SA
6.50%, 8/01/23 (a)		104	114,352
Momentive Performance Materials, Inc.
3.88%, 10/24/21	U.S.$	487	522,178
8.875%, 10/15/20 (b)(c)(d)(e)		487	0
Novelis Corp.
6.25%, 8/15/24 (a)		50	50,294
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26 (a)		67	61,529
OCI NV
5.00%, 4/15/23 (a)	EUR	100	120,207
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
5.125%, 7/15/23 (a)	U.S.$	176	176,461
7.00%, 7/15/24 (a)		87	88,989

	Principal Amount (000)		U.S. $ Value
Sealed Air Corp.
6.875%, 7/15/33 (a)	U.S.$	312	$315,795
Teck Resources Ltd.
8.50%, 6/01/24 (a)		22	23,724
United States Steel Corp.
6.25%, 3/15/26		65	58,977
6.875%, 8/15/25		65	61,959
WR Grace & Co.-Conn
5.125%, 10/01/21 (a)		56	57,661

			3,293,218

Capital Goods - 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (a)	EUR	280	338,913
Bombardier, Inc.
5.75%, 3/15/22 (a)	U.S.$	447	429,407
6.00%, 10/15/22 (a)		44	42,403
6.125%, 1/15/23 (a)		11	10,638
7.50%, 3/15/25 (a)		28	26,979
BWAY Holding Co.
4.75%, 4/15/24 (a)	EUR	175	199,554
CFX Escrow Corp.
6.00%, 2/15/24	U.S.$	23	23,000
6.375%, 2/15/26		23	23,000
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		32	31,683
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		20	20,126
GFL Environmental, Inc.
5.375%, 3/01/23 (a)		129	120,546
5.625%, 5/01/22 (a)		22	21,177
Hulk Finance Corp.
7.00%, 6/01/26 (a)		50	46,255
JELD-WEN, Inc.
4.625%, 12/15/25 (a)		13	11,701
4.875%, 12/15/27 (a)		17	15,105
Mueller Water Products, Inc.
5.50%, 6/15/26 (a)		36	36,225
RBS Global, Inc./Rexnord LLC
4.875%, 12/15/25 (a)		62	59,928
SPX FLOW, Inc.
5.875%, 8/15/26 (a)		105	103,063
TransDigm, Inc.
6.00%, 7/15/22		169	170,260
6.25%, 3/15/26 (a)		341	346,316
Triumph Group, Inc.
5.25%, 6/01/22		20	17,494
7.75%, 8/15/25		80	68,470

			2,162,243

	Principal Amount (000)		U.S. $ Value
Communications - Media – 2.6%
Altice Financing SA
6.625%, 2/15/23 (a)	U.S.$	420	$421,284
Altice France SA/France
7.375%, 5/01/26 (a)		450	432,000
Altice Luxembourg SA
7.75%, 5/15/22 (a)		240	232,153
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		218	212,962
5.00%, 2/01/28 (a)		285	271,072
5.125%, 2/15/23		244	246,369
5.75%, 2/15/26 (a)		24	24,385
5.875%, 4/01/24-5/01/27 (a)		226	229,511
Clear Channel Worldwide Holdings, Inc.
Series B
6.50%, 11/15/22		223	228,074
7.625%, 3/15/20		34	34,033
CSC Holdings LLC
5.375%, 7/15/23-2/01/28 (a)		498	489,336
5.50%, 5/15/26 (a)		237	235,031
10.875%, 10/15/25 (a)		173	199,373
DISH DBS Corp.
5.875%, 7/15/22		520	493,946
6.75%, 6/01/21		173	176,098
iHeartCommunications, Inc.
9.00%, 12/15/19 (d)(f)		251	168,373
Liberty Interactive LLC
8.25%, 2/01/30		11	11,131
Meredith Corp.
6.875%, 2/01/26 (a)		89	91,621
Netflix, Inc.
4.375%, 11/15/26		7	6,632
5.875%, 11/15/28 (a)		115	116,764
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		43	39,982
6.875%, 2/15/23 (a)		32	30,755
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		145	140,282
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		185	183,995
4.625%, 5/15/23 (a)		48	48,012
5.375%, 4/15/25 (a)		131	132,637
6.00%, 7/15/24 (a)		85	88,388
TEGNA, Inc.
6.375%, 10/15/23		182	185,222
Urban One, Inc.
7.375%, 4/15/22 (a)		32	30,800
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (a)	GBP	100	129,501
Virgin Media Secured Finance PLC
4.875%, 1/15/27 (a)		166	209,162

	Principal Amount (000)		U.S. $ Value
Ziggo Bond Co. BV
5.875%, 1/15/25 (a)	U.S.$	220	$207,202

			5,746,086

Communications - Telecommunications - 1.7%
CB T-Mobile USA, Inc.
4.50%, 2/01/26 (c)(d)(e)(g)		290	0
6.00%, 4/15/24 (c)(d)(e)(g)		128	0
6.375%, 3/01/25 (c)(d)(e)(g)		153	0
CenturyLink, Inc.
Series S
6.45%, 6/15/21		55	56,021
Series T
5.80%, 3/15/22		361	362,093
Cincinnati Bell, Inc.
7.00%, 7/15/24 (a)		118	101,698
Consolidated Communications, Inc.
6.50%, 10/01/22		11	10,059
Embarq Corp.
7.995%, 6/01/36		179	168,471
Frontier Communications Corp.
7.125%, 1/15/23		175	104,302
7.625%, 4/15/24		365	196,791
8.75%, 4/15/22		134	89,780
GTT Communications, Inc.
7.875%, 12/31/24 (a)		16	14,061
Hughes Satellite Systems Corp.
5.25%, 8/01/26		35	33,548
Intelsat Jackson Holdings SA
5.50%, 8/01/23		88	79,567
9.50%, 9/30/22 (a)		239	277,287
9.75%, 7/15/25 (a)		129	133,896
Level 3 Financing, Inc.
5.375%, 8/15/22		195	196,462
Level 3 Parent LLC
5.75%, 12/01/22		63	63,311
Qwest Corp.
6.75%, 12/01/21		67	71,359
Sprint Capital Corp.
6.875%, 11/15/28		74	73,559
8.75%, 3/15/32		159	174,658
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		361	372,051
Sprint Corp.
7.875%, 9/15/23		252	267,816
T-Mobile USA, Inc.
4.50%, 2/01/26		290	283,072
6.00%, 4/15/24		128	131,420
6.375%, 3/01/25		153	158,802
Telecom Italia Capital SA
7.20%, 7/18/36		313	304,950
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		141	141,654

			3,866,688

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.3%
American Axle & Manufacturing, Inc.
6.25%, 4/01/25	U.S.$	96	$93,180
Exide Technologies
7.00%, 4/30/25 (e)(h)(i)(j)		279	144,960
11.00%, 4/30/22 (e)(i)(j)+		122	97,694
Meritor, Inc.
6.25%, 2/15/24		39	39,197
Tenneco, Inc.
5.00%, 7/15/26		150	127,378
Tesla, Inc.
5.30%, 8/15/25 (a)		93	82,677
Titan International, Inc.
6.50%, 11/30/23		118	108,585

			693,671

Consumer Cyclical - Entertainment - 0.1%
Constellation Merger Sub, Inc.
8.50%, 9/15/25 (a)		10	9,618
NCL Corp., Ltd.
4.75%, 12/15/21 (a)		7	7,083
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		24	25,794
VOC Escrow Ltd.
5.00%, 2/15/28 (a)		93	90,633

			133,128

Consumer Cyclical - Other - 1.7%
Beazer Homes USA, Inc.
8.75%, 3/15/22		198	206,959
Eldorado Resorts, Inc.
6.00%, 4/01/25		100	100,560
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (a)		189	182,451
Hilton Domestic Operating Co., Inc.
5.125%, 5/01/26 (a)		100	100,842
K. Hovnanian Enterprises, Inc.
10.00%, 7/15/22 (a)		108	93,687
KB Home
7.00%, 12/15/21		95	100,336
Lennar Corp.
4.50%, 6/15/19		265	265,640
5.875%, 11/15/24		237	243,801
Marriott Ownership Resorts, Inc./ILG LLC
6.50%, 9/15/26 (a)		93	94,309
MDC Holdings, Inc.
6.00%, 1/15/43		361	302,366
MGM Resorts International
6.75%, 10/01/20		227	237,176
PulteGroup, Inc.
5.00%, 1/15/27		129	124,252
6.00%, 2/15/35		9	7,919
7.875%, 6/15/32		220	234,122

	Principal Amount (000)		U.S. $ Value
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.125%, 8/15/21 (a)	U.S.$	5	$4,975
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		414	391,555
Standard Industries, Inc./NJ
4.75%, 1/15/28 (a)		80	72,454
5.375%, 11/15/24 (a)		130	129,510
5.50%, 2/15/23 (a)		180	182,529
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (a)		66	67,086
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (a)		95	92,950
Toll Brothers Finance Corp.
4.875%, 3/15/27		138	133,106
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 (a)		100	100,884
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		270	262,530

			3,731,999

Consumer Cyclical - Restaurants - 0.1%
Golden Nugget, Inc.
8.75%, 10/01/25 (a)		25	25,620
IRB Holding Corp.
6.75%, 2/15/26 (a)		176	164,572

			190,192

Consumer Cyclical - Retailers - 0.3%
Asbury Automotive Group, Inc.
6.00%, 12/15/24		102	103,056
FirstCash, Inc.
5.375%, 6/01/24 (a)		16	16,045
Group 1 Automotive, Inc.
5.00%, 6/01/22		89	88,088
L Brands, Inc.
6.95%, 3/01/33		202	162,853
Penske Automotive Group, Inc.
3.75%, 8/15/20		65	64,568
PetSmart, Inc.
7.125%, 3/15/23 (a)		67	42,030
PVH Corp.
3.125%, 12/15/27 (a)	EUR	110	122,521
Staples, Inc.
8.50%, 9/15/25 (a)	U.S.$	13	12,477

			611,638

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 2.2%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	U.S.$	71	$70,169
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		160	139,391
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
6.625%, 6/15/24		258	254,837
Avantor, Inc.
9.00%, 10/01/25 (a)		131	134,951
Aveta, Inc.
10.50%, 3/01/21 (c)(d)(e)(j)		1,062	0
Avon Products, Inc.
6.60%, 3/15/20		30	30,179
Bausch Health Cos., Inc.
5.50%, 3/01/23 (a)		202	196,418
5.625%, 12/01/21 (a)		247	247,062
5.875%, 5/15/23 (a)		85	83,194
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)		13	11,125
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		140	134,930
6.25%, 3/31/23		93	88,920
8.125%, 6/30/24 (a)		139	110,392
DaVita, Inc.
5.125%, 7/15/24		220	217,584
Dean Foods Co.
6.50%, 3/15/23 (a)		17	13,252
Diamond BC BV
5.625%, 8/15/25 (a)	EUR	100	101,881
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (a)(i)	U.S.$	149	149,511
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		298	243,496
Endo Finance LLC
5.75%, 1/15/22 (a)		18	16,442
Envision Healthcare Corp.
8.75%, 10/15/26 (a)		12	10,951
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		70	70,059
Fresh Market, Inc. (The)
9.75%, 5/01/23 (a)		13	9,746
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (a)		135	125,825
HCA Healthcare, Inc.
6.25%, 2/15/21		88	91,880
HCA, Inc.
7.58%, 9/15/25		65	70,262
Immucor, Inc.
11.125%, 2/15/22 (a)		30	30,575
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		135	137,953

	Principal Amount (000)		U.S. $ Value
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23 (a)	U.S.$	8	$6,779
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (a)		5	4,953
5.50%, 4/15/25 (a)		241	185,354
5.625%, 10/15/23 (a)		20	16,901
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625%, 5/15/22 (a)		79	76,495
Post Holdings, Inc.
5.75%, 3/01/27 (a)		120	117,674
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (a)		159	167,873
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (a)		255	254,109
Spectrum Brands, Inc.
5.75%, 7/15/25		138	136,071
6.625%, 11/15/22		25	25,626
Tenet Healthcare Corp.
4.50%, 4/01/21		178	178,536
6.00%, 10/01/20		148	152,925
6.25%, 2/01/27 (a)		305	309,825
6.75%, 6/15/23		227	223,533
Valeant Pharmaceuticals International
8.50%, 1/31/27 (a)		100	104,527
Vizient, Inc.
10.375%, 3/01/24 (a)		148	160,292

			4,912,458

Energy - 3.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24		103	71,413
American Midstream Partners LP/American Midstream Finance Corp.
9.50%, 12/15/21 (a)		10	9,300
Berry Petroleum Co. LLC
7.00%, 2/15/26 (a)		200	194,497
Bristow Group, Inc.
8.75%, 3/01/23 (a)		81	67,739
Bruin E&P Partners LLC
8.875%, 8/01/23 (a)		150	143,017
California Resources Corp.
5.50%, 9/15/21		45	35,227
8.00%, 12/15/22 (a)		212	171,323
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		178	175,882
8.25%, 7/15/25		19	19,560
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		107	112,665

	Principal Amount (000)		U.S. $ Value
Cheniere Energy Partners LP
5.25%, 10/01/25	U.S.$	4	$4,021
Chesapeake Energy Corp.
4.875%, 4/15/22		25	23,726
5.75%, 3/15/23		10	9,386
6.125%, 2/15/21		242	242,697
8.00%, 6/15/27		77	73,920
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (a)		166	153,330
Denbury Resources, Inc.
7.50%, 2/15/24 (a)		87	76,198
9.00%, 5/15/21 (a)		77	76,277
9.25%, 3/31/22 (a)		96	94,320
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		154	97,561
5.70%, 10/15/39		212	145,227
Energy Transfer LP
5.875%, 1/15/24		245	260,472
Ensco PLC
4.50%, 10/01/24		53	39,335
5.20%, 3/15/25		168	125,115
7.75%, 2/01/26		9	7,264
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		135	63,128
8.00%, 2/15/25 (a)		114	56,454
9.375%, 5/01/24 (a)		96	51,176
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		103	94,459
6.00%, 5/15/23		35	33,692
6.25%, 5/15/26		69	63,343
6.50%, 10/01/25		8	7,578
6.75%, 8/01/22		92	92,483
Gulfport Energy Corp.
6.00%, 10/15/24		223	209,551
6.375%, 5/15/25-1/15/26		120	112,204
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		234	232,021
HighPoint Operating Corp.
7.00%, 10/15/22		138	131,712
8.75%, 6/15/25		64	62,085
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		15	14,250
5.75%, 10/01/25 (a)		221	215,964
Indigo Natural Resources LLC
6.875%, 2/15/26 (a)		198	173,235
Laredo Petroleum, Inc.
6.25%, 3/15/23		13	12,425
Nabors Industries, Inc.
4.625%, 9/15/21		82	78,183
5.00%, 9/15/20		20	19,800
5.50%, 1/15/23		273	248,738
Nine Energy Service, Inc.
8.75%, 11/01/23 (a)		77	77,193

	Principal Amount (000)		U.S. $ Value
Noble Holding International Ltd.
5.25%, 3/15/42	U.S.$	70	$41,416
Parkland Fuel Corp.
6.00%, 4/01/26 (a)		187	179,016
PDC Energy, Inc.
5.75%, 5/15/26		181	170,164
Precision Drilling Corp.
7.125%, 1/15/26 (a)		75	68,659
QEP Resources, Inc.
5.25%, 5/01/23		131	126,524
Range Resources Corp.
4.875%, 5/15/25		97	87,830
5.00%, 8/15/22-3/15/23		200	193,617
5.875%, 7/01/22		6	6,009
Rowan Cos., Inc.
7.375%, 6/15/25		100	86,185
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.125%, 11/01/20 (a)		61	20,997
Sanchez Energy Corp.
7.25%, 2/15/23 (a)		53	44,830
SandRidge Energy, Inc.
8.125%, 10/15/22 (c)(d)(e)(g)		665	0
SemGroup Corp.
6.375%, 3/15/25		35	32,813
7.25%, 3/15/26		88	84,585
SM Energy Co.
6.125%, 11/15/22		54	54,110
6.625%, 1/15/27		121	118,108
SRC Energy, Inc.
6.25%, 12/01/25		49	43,484
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26		154	152,006
5.875%, 3/15/28		116	113,636
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, 11/15/19		31	30,998
5.875%, 4/15/26 (a)		67	67,710
6.50%, 7/15/27 (a)		150	154,643
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		50	50,875
Transocean, Inc.
6.80%, 3/15/38		173	130,122
9.00%, 7/15/23 (a)		279	290,848
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (a)		144	119,435
Weatherford International Ltd.
5.875%, 7/01/21 (h)		77	52,849
7.75%, 6/15/21		192	163,736
9.875%, 2/15/24-3/01/25		114	72,966
Whiting Petroleum Corp.
5.75%, 3/15/21		67	67,258
6.25%, 4/01/23		20	19,797
6.625%, 1/15/26		172	168,489

	Principal Amount (000)		U.S. $ Value
WPX Energy, Inc.
5.75%, 6/01/26	U.S.$	18	$17,920

			7,510,781

Other Industrial - 0.3%
Algeco Global Finance PLC
6.50%, 2/15/23	EUR	142	163,786
Belden, Inc.
3.875%, 3/15/28 (a)		100	109,951
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	U.S.$	294	284,976
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		100	95,677
Laureate Education, Inc.
8.25%, 5/01/25 (a)		54	58,606

			712,996

Services - 0.7%
ACE Cash Express, Inc.
12.00%, 12/15/22 (a)		8	7,240
ADT Security Corp. (The)
3.50%, 7/15/22		321	309,191
Aptim Corp.
7.75%, 6/15/25 (a)		53	41,805
APX Group, Inc.
7.875%, 12/01/22		306	296,820
8.75%, 12/01/20		58	56,575
Carriage Services, Inc.
6.625%, 6/01/26 (a)		11	11,026
GEO Group, Inc. (The)
6.00%, 4/15/26		94	84,002
Monitronics International, Inc.
9.125%, 4/01/20		33	9,164
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		135	134,946
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		132	139,637
Refinitiv US Holdings, Inc.
6.25%, 5/15/26 (a)		78	76,714
8.25%, 11/15/26 (a)		111	104,056
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		25	25,147
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		66	67,124
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)		92	74,950
Verscend Escrow Corp.
9.75%, 8/15/26 (a)		64	64,415

			1,502,812

	Principal Amount (000)		U.S. $ Value
Technology - 0.7%
Banff Merger Sub, Inc.
9.75%, 9/01/26 (a)	U.S.$	152	$144,706
CDK Global, Inc.
5.875%, 6/15/26		100	102,215
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/01/25 (a)		13	12,410
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)		62	63,248
7.125%, 6/15/24 (a)		174	183,790
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)		14	14,013
First Data Corp.
5.00%, 1/15/24 (a)		31	31,745
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US
10.00%, 11/30/24 (a)		18	19,313
Harland Clarke Holdings Corp.
9.25%, 3/01/21 (a)		45	43,573
Infor US, Inc.
6.50%, 5/15/22		175	178,060
Ingram Micro, Inc.
5.45%, 12/15/24		21	20,471
IQVIA, Inc.
3.25%, 3/15/25 (a)	EUR	213	247,294
Rackspace Hosting, Inc.
8.625%, 11/15/24 (a)	U.S.$	32	26,880
Riverbed Technology, Inc.
8.875%, 3/01/23 (a)		14	10,188
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		243	263,997
West Corp.
8.50%, 10/15/25 (a)		37	30,837
Western Digital Corp.
4.75%, 2/15/26		132	122,790

			1,515,530

Transportation - Services - 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		227	227,249
EC Finance PLC
2.375%, 11/15/22 (a)	EUR	143	162,286
Herc Rentals, Inc.
7.50%, 6/01/22 (a)	U.S.$	62	64,890
Hertz Corp. (The)
5.50%, 10/15/24 (a)		64	52,451
6.25%, 10/15/22		115	104,997
7.375%, 1/15/21		106	105,698
Loxam SAS
4.25%, 4/15/24 (a)	EUR	100	117,791

	Principal Amount (000)		U.S. $ Value
Park Aerospace Holdings Ltd.
4.50%, 3/15/23 (a)	U.S.$	36	$35,438
5.25%, 8/15/22 (a)		10	10,152
United Rentals North America, Inc.
5.50%, 5/15/27		114	113,909
6.50%, 12/15/26		38	39,455

			1,034,316

			37,617,756

Financial Institutions - 4.2%
Banking - 2.8%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (a)(k)	EUR	200	245,492
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	160	192,022
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(k)	EUR	200	224,665
Banco Santander SA
6.75%, 4/25/22 (a)(k)		200	242,060
Barclays PLC
8.00%, 12/15/20 (k)		200	249,647
CIT Group, Inc.
5.25%, 3/07/25	U.S.$	9	9,294
Credit Suisse Group AG
6.25%, 12/18/24 (a)(k)		208	205,967
Danske Bank A/S
Series E
5.875%, 4/06/22 (a)(k)	EUR	200	230,637
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (k)	U.S.$	97	89,013
Royal Bank of Scotland Group PLC
Series U
5.123% (LIBOR 3 Month + 2.32%), 9/30/27 (k)(l)		3,400	3,211,021
Societe Generale SA
6.75%, 4/07/21 (a)(k)	EUR	100	120,469
Standard Chartered PLC
4.261% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(k)(l)	U.S.$	600	468,537
7.50%, 4/02/22 (a)(k)		335	348,590
UBS Group Funding Switzerland AG
7.00%, 2/19/25 (a)(k)		200	211,255
UniCredit SpA
9.25%, 6/03/22 (a)(k)	EUR	200	250,667

			6,299,336

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
0.00%, 1/12/12 (d)(e)(g)	U.S.$	440	8,668
0.00%, (LIBOR 3 Month + 0.14%), 5/25/10 (d)(e)(g)(l)		435	8,570

	Principal Amount (000)		U.S. $ Value
LPL Holdings, Inc.
5.75%, 9/15/25 (a)	U.S.$	80	$78,589

			95,827

Finance - 0.5%
ASP AMC Merger Sub, Inc.
8.00%, 5/15/25 (a)		7	3,710
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (a)		96	97,078
Curo Group Holdings Corp.
8.25%, 9/01/25 (a)		114	96,686
Enova International, Inc.
8.50%, 9/01/24-9/15/25 (a)		55	49,720
goeasy Ltd.
7.875%, 11/01/22 (a)		28	29,333
Navient Corp.
5.875%, 3/25/21		5	5,105
6.50%, 6/15/22		60	61,360
6.625%, 7/26/21		622	639,242
SLM Corp.
5.125%, 4/05/22		31	30,226
Springleaf Finance Corp.
6.875%, 3/15/25		76	72,656
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (a)		56	50,120

			1,135,236

Insurance - 0.3%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25 (a)		24	20,921
Genworth Holdings, Inc.
7.20%, 2/15/21		66	66,155
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		96	108,340
Polaris Intermediate Corp.
8.50%, 12/01/22 (a)(i)		366	353,970
WellCare Health Plans, Inc.
5.25%, 4/01/25		61	62,066

			611,452

Other Finance - 0.3%
Intrum AB
2.75%, 7/15/22 (a)	EUR	200	222,624
LHC3 PLC
4.125% (4.125% Cash or 4.875% PIK), 8/15/24 (a)(i)		141	160,677
NVA Holdings, Inc./United States
6.875%, 4/01/26 (a)	U.S.$	51	48,653
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)		34	33,565

	Principal Amount (000)		U.S. $ Value
Travelport Corporate Finance PLC
6.00%, 3/15/26 (a)	U.S.$	59	$60,709

			526,228

REITS - 0.3%
Iron Mountain, Inc.
4.875%, 9/15/27 (a)		170	156,909
5.25%, 3/15/28 (a)		95	88,350
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24		130	133,528
5.75%, 2/01/27 (a)		65	65,635
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		14	13,625
5.25%, 8/01/26		86	86,400
5.50%, 5/01/24		63	64,278

			608,725

			9,276,804

Utility - 0.6%
Electric - 0.5%
Calpine Corp.
5.25%, 6/01/26 (a)		34	32,329
5.375%, 1/15/23		11	10,721
5.50%, 2/01/24		200	189,569
5.75%, 1/15/25		185	174,355
NRG Energy, Inc.
5.75%, 1/15/28		87	88,109
Talen Energy Supply LLC
4.60%, 12/15/21		1	920
6.50%, 6/01/25		152	119,324
10.50%, 1/15/26 (a)		83	77,085
Vistra Energy Corp.
7.375%, 11/01/22		171	177,767
7.625%, 11/01/24		63	66,976
Vistra Operations Co. LLC
5.625%, 2/15/27 (a)		270	271,412

			1,208,567

Natural Gas - 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		215	218,142

			1,426,709

Total Corporates - Non-Investment Grade (cost $49,789,652)			48,321,269

GOVERNMENTS - TREASURIES - 20.3%
France - 0.3%
French Republic Government Bond OAT
0.75%, 5/25/28 (a)	EUR	576	675,002

	Principal Amount (000)		U.S. $ Value
Malaysia - 1.2%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	2,854	$704,603
Series 313
3.48%, 3/15/23		7,125	1,717,567
Series 902
4.378%, 11/29/19		951	233,920

			2,656,090

United States - 18.7%
U.S. Treasury Notes
1.625%, 5/15/26 (m)	U.S.$	12,185	11,444,381
2.875%, 10/31/20 (m)		29,625	29,819,414

			41,263,795

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	8,615	230,458

Total Governments - Treasuries (cost $45,556,244)			44,825,345

CORPORATES - INVESTMENT GRADE - 11.2% Financial Institutions - 5.9%
Banking - 4.7%
American Express Credit Corp.
2.375%, 5/26/20	U.S.$	1,500	1,491,148
Bank of America Corp.
Series DD
6.30%, 3/10/26 (k)		188	201,097
Series Z
6.50%, 10/23/24 (k)		4	4,284
BNP Paribas SA
6.125%, 6/17/22 (a)(k)	EUR	200	245,395
Credit Agricole SA
6.50%, 6/23/21 (a)(k)		156	191,016
Credit Agricole SA/London
2.75%, 6/10/20 (a)	U.S.$	1,000	994,909
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		693	675,882
HSBC Bank USA NA
4.875%, 8/24/20		1,500	1,533,751
HSBC Holdings PLC
6.00%, 9/29/23 (a)(k)	EUR	200	253,026
Macquarie Group Ltd.
7.625%, 8/13/19 (a)	U.S.$	115	117,694
Morgan Stanley
Series G
5.50%, 7/24/20		175	181,157
National Australia Bank Ltd./New York
Series G
2.625%, 1/14/21		1,750	1,734,162

	Principal Amount (000)		U.S. $ Value
National Westminster Bank PLC
1.841% (EURIBOR 3 Month + 2.15%), 4/05/19 (k)(l)	EUR	200	$221,522
Nordea Bank Abp
2.50%, 9/17/20 (a)	U.S.$	1,000	990,226
Royal Bank of Canada
Series G
2.50%, 1/19/21		1,500	1,488,992

			10,324,261

Insurance - 0.5%
ACE Capital Trust II
9.70%, 4/01/30		20	26,921
Aetna, Inc.
6.75%, 12/15/37		257	310,712
American International Group, Inc.
Series A-9
5.75%, 4/01/48		115	107,711
Berkshire Hathaway, Inc.
0.625%, 1/17/23	EUR	138	159,443
Cigna Corp.
5.125%, 6/15/20	U.S.$	90	92,263
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	249,778
SCOR SE
3.00%, 6/08/46 (a)	EUR	100	118,323

			1,065,151

REITS - 0.7%
American Tower Corp.
3.375%, 10/15/26	U.S.$	110	105,572
EPR Properties
5.25%, 7/15/23		97	100,455
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/01/25		100	102,965
5.75%, 6/01/28		56	58,342
HCP, Inc.
3.875%, 8/15/24		89	88,408
4.20%, 3/01/24		16	16,171
National Retail Properties, Inc.
3.60%, 12/15/26		108	104,846
4.30%, 10/15/28		100	101,504
Omega Healthcare Investors, Inc.
4.375%, 8/01/23		84	84,310
Regency Centers LP
3.75%, 6/15/24		115	114,527
Sabra Health Care LP
5.125%, 8/15/26		105	98,631
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/01/21		90	90,983
Spirit Realty LP
4.45%, 9/15/26		107	104,105
Ventas Realty LP
3.25%, 10/15/26		83	78,076
4.125%, 1/15/26		28	28,068

	Principal Amount (000)		U.S. $ Value
Weyerhaeuser Co.
7.375%, 3/15/32	U.S.$	204	$251,995

			1,528,958

			12,918,370

Industrial - 4.8%
Basic - 1.0%
ArcelorMittal
5.25%, 8/05/20		150	153,503
6.75%, 3/01/41		58	60,981
7.00%, 10/15/39		75	82,072
Equate Petrochemical BV
3.00%, 3/03/22 (a)		653	637,785
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)		1,000	1,029,908
Vale Overseas Ltd.
4.375%, 1/11/22		52	52,149
6.25%, 8/10/26		98	104,492

			2,120,890

Capital Goods - 0.2%
CNH Industrial Capital LLC
4.875%, 4/01/21		211	215,826
Republic Services, Inc.
5.25%, 11/15/21		200	211,499

			427,325

Communications - Media - 0.1%
CBS Corp.
3.375%, 2/15/28		109	101,325
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26		106	102,949
Warner Media LLC
2.95%, 7/15/26		113	105,188

			309,462

Communications - Telecommunications - 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		330	329,320

Consumer Cyclical - Automotive - 0.5%
Daimler Finance North America LLC
2.45%, 5/18/20 (a)		1,000	991,183
General Motors Financial Co., Inc.
5.10%, 1/17/24		116	117,824

			1,109,007

Consumer Non-Cyclical - 1.7%
Altria Group, Inc.
9.25%, 8/06/19		34	35,058
CVS Health Corp.
4.10%, 3/25/25		50	50,895
4.30%, 3/25/28		150	152,027

	Principal Amount (000)		U.S. $ Value
Gilead Sciences, Inc.
2.55%, 9/01/20	U.S.$	1,500	$1,492,721
HCA, Inc.
4.75%, 5/01/23		5	5,136
5.875%, 3/15/22		655	694,261
6.50%, 2/15/20		230	236,793
Kraft Heinz Foods Co.
4.625%, 1/30/29		103	104,616
Reynolds American, Inc.
6.875%, 5/01/20		1,000	1,043,080

			3,814,587

Energy - 0.6%
Boardwalk Pipelines LP
4.45%, 7/15/27		57	53,711
Crescent Point Energy Corp.
5.13%, 4/14/21 (c)(g)		750	767,519
Energy Transfer Operating LP
4.20%, 4/15/27		56	53,836
EQM Midstream Partners LP
Series 10Y
5.50%, 7/15/28		53	53,331
EQT Corp.
8.125%, 6/01/19		35	35,477
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		76	94,867
Marathon Oil Corp.
6.80%, 3/15/32		77	88,521
MPLX LP
4.125%, 3/01/27		56	54,773
ONEOK, Inc.
4.55%, 7/15/28		54	54,810
Phillips 66 Partners LP
3.75%, 3/01/28		58	55,357
Sabine Pass Liquefaction LLC
4.20%, 3/15/28		56	55,005

			1,367,207

Technology - 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 1/15/27		113	104,003
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		203	212,226
International Business Machines Corp.
0.375%, 1/31/23	EUR	295	336,800
0.875%, 1/31/25		219	251,387
Motorola Solutions, Inc.
7.50%, 5/15/25	U.S.$	181	205,460
Seagate HDD Cayman
4.75%, 1/01/25		99	93,052

			1,202,928

			10,680,726

	Principal Amount (000)		U.S. $ Value
Utility - 0.5%
Electric - 0.1%
Exelon Corp.
5.15%, 12/01/20	U.S.$	180	$184,910
TECO Finance, Inc.
5.15%, 3/15/20		55	56,128

			241,038

Natural Gas - 0.4%
GNL Quintero SA
4.634%, 7/31/29 (a)		836	831,820

			1,072,858

Total Corporates - Investment Grade (cost $24,542,484)			24,671,954

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.0%
Risk Share Floating Rate - 6.8%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.86% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(l)		305	304,264
Eagle RE Ltd.
Series 2018-1, Class M1
4.21% (LIBOR 1 Month + 1.70%), 11/25/28 (a)(l)		365	364,566
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
6.51% (LIBOR 1 Month + 4.00%), 8/25/24 (l)		2,923	3,166,763
Series 2015-DNA1, Class B
11.71% (LIBOR 1 Month + 9.20%), 10/25/27 (l)		497	618,925
Series 2015-HQ1, Class B
13.26% (LIBOR 1 Month + 10.75%), 3/25/25 (l)		1,149	1,506,021
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 2M2
7.51% (LIBOR 1 Month + 5.00%), 11/25/24 (l)		908	1,009,331
Series 2015-C01, Class 1M2
6.81% (LIBOR 1 Month + 4.30%), 2/25/25 (l)		525	573,317
Series 2015-C02, Class 1M2
6.51% (LIBOR 1 Month + 4.00%), 5/25/25 (l)		638	694,350
Series 2015-C03, Class 1M2
7.51% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		487	547,506
Series 2015-C03, Class 2M2
7.51% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		2,832	3,138,482
Series 2015-C04, Class 1M2

	Principal Amount (000)		U.S. $ Value
8.21% (LIBOR 1 Month + 5.70%), 4/25/28 (l)	U.S.$	804	$921,293
Series 2015-C04, Class 2M2
8.06% (LIBOR 1 Month + 5.55%), 4/25/28 (l)		1,125	1,267,295
Series 2016-C02, Class 1M2
8.51% (LIBOR 1 Month + 6.00%), 9/25/28 (l)		749	858,946

			14,971,059

Non-Agency Fixed Rate - 2.4%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36		445	386,116
Series 2006-24CB, Class A1
6.00%, 8/01/36		681	569,637
Series 2006-32CB, Class A5
6.00%, 11/25/36		1,060	886,034
Series 2006-J1, Class 1A11
5.50%, 2/25/36		428	380,257
BCAP LLC Trust
Series 2009-RR10, Class 10A2
6.00%, 1/26/38 (a)		2,113	1,587,954
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-9, Class A2
6.00%, 5/25/36		597	484,612
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		430	347,409
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS, Class 2A5S
6.00%, 2/25/47		738	466,871
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.747%, 9/25/35		248	214,711

			5,323,601

Agency Fixed Rate - 0.6%
Federal National Mortgage Association REMICs
Series 2016-26, Class IO
5.00%, 5/25/46 (n)		2,333	443,321
Series 2016-33, Class NI
5.00%, 7/25/34 (n)		4,518	855,486

			1,298,807

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.70% (LIBOR 1 Month + 0.19%), 12/25/36 (l)		483	269,837

	Principal Amount (000)		U.S. $ Value
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
4.252% (12MTA + 2.00%), 3/25/36 (l)	U.S.$	199	$189,434

			459,271

Total Collateralized Mortgage Obligations (cost $21,374,901)			22,052,738

INFLATION-LINKED SECURITIES - 8.1%
United States - 8.1%
U.S. Treasury Inflation Index 0.375%, 1/15/27 (TIPS) (m) (cost $18,202,330)		18,463	17,907,611

	Shares
INVESTMENT COMPANIES - 3.6%
Funds and Investment Trusts - 3.6%(o)
Financial Select Sector SPDR Fund		116,987	3,034,643
iShares Core S&P Mid-Cap ETF		27,502	5,036,991

Total Investment Companies (cost $8,715,968)			8,071,634

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 1.2%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21	U.S.$	510	540,355

Mexico - 0.6%
Mexico Government International Bond
4.15%, 3/28/27		1,245	1,224,769

Qatar - 0.4%
Qatar Government International Bond
3.875%, 4/23/23 (a)		800	815,914
5.25%, 1/20/20 (a)		100	102,000

			917,914

Total Governments - Sovereign Bonds (cost $2,658,554)			2,683,038

ASSET-BACKED SECURITIES - 0.8%
Other ABS - Fixed Rate - 0.6%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)(e)		71	69,145
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27 (c)(e)(j)		15	1,272,337

	Principal Amount (000)		U.S. $ Value
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)(e)	U.S.$	83	$81,084

			1,422,566

Autos - Fixed Rate - 0.2%
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		58	58,302
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		350	370,443

			428,745

Total Asset-Backed Securities (cost $2,072,179)			1,851,311

BANK LOANS - 0.8%
Industrial - 0.8%
Basic - 0.0%
Starfruit Finco B.V. (Starfruit US Holdco LLC) (fka AkzoNobel)
5.753% (LIBOR 1 Month + 3.25%), 10/01/25 (p)		18	17,096

Capital Goods - 0.0%
Honeywell Technologies SÃ rl (fka Garrett Motion Inc.)
5.330% (LIBOR 3 Month + 2.50%), 9/27/25 (p)		15	15,063

Consumer Cyclical - Other - 0.0%
Stars Group Holdings B.V.
6.303% (LIBOR 3 Month + 3.50%), 7/10/25 (p)		20	19,788

Consumer Cyclical - Retailers - 0.0%
Specialty Building Products Holdings, LLC
8.249% (LIBOR 1 Month + 5.75%), 10/01/25 (e)(p)		78	76,043

Consumer Non-Cyclical - 0.2%
BI-LO, LLC
10.616% (LIBOR 3 Month + 8.00%), 5/31/24 (p)		67	64,505
10.779% (LIBOR 3 Month + 8.00%), 5/31/24 (p)		64	61,532
10.783% (LIBOR 3 Month + 8.00%), 5/31/24 (p)		67	64,505
Envision Healthcare Corporation
6.249% (LIBOR 1 Month + 3.75%), 10/10/25 (p)		50	47,025
Owens & Minor, Inc.
7.020% (LIBOR 1 Month + 4.50%), 4/30/25 (e)(p)		47	39,484

	Principal Amount (000)		U.S. $ Value
Regionalcare Hospital Partners Holdings, Inc.
7.129% (LIBOR 1 Month + 4.50%), 11/16/25 (p)	U.S.$	67	$65,308

			342,359

Energy - 0.5%
California Resources Corporation
12.874% (LIBOR 1 Month + 10.38%), 12/31/21 (e)(p)		962	1,004,299
Triton Solar US Acquisition Co.
8.500% (LIBOR 1 Month + 6.00%), 10/29/24 (e)(p)		157	144,443

			1,148,742

Other Industrial - 0.0%
American Tire Distributors, Inc.
10.022% (LIBOR 1 Month + 7.50%), 9/02/24 (g)(p)		36	31,754

Services - 0.0%
Financial & Risk US Holdings, Inc. (fka Refinitiv)
6.249% (LIBOR 1 Month + 3.75%), 10/01/25 (p)		23	21,586

Technology - 0.1%
Boxer Parent Company Inc. (fka BMC Software, Inc.)
7.053% (LIBOR 3 Month + 4.25%), 10/02/25 (p)		100	97,536

Total Bank Loans (cost $1,743,008)			1,769,967

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.8%
Swaptions - 0.8%
CDX-NAHY Series 31, 5 Year Index
Expiration: Feb 2019; Contracts: 1,181,000;
Exercise Rate: 1.03%;
Counterparty: Deutsche Bank AG (d)	USD	1,181,000	17,764
IRS Swaption
Expiration: Feb 2019; Contracts: 7,300,000;
Exercise Rate: 3.18%;
Counterparty: Bank of America, NA (d)	USD	7,300,000	136
IRS Swaption
Expiration: Jun 2019; Contracts: 47,850,000;
Exercise Rate: 2.58%;
Counterparty: Barclays Bank PLC (d)	USD	47,850,000	392,686

	Notional Amount		U.S. $ Value
IRS Swaption
Expiration: Apr 2019; Contracts: 47,280,000;
Exercise Rate: 2.66%;
Counterparty: Deutsche Bank AG (d)	USD	47,280,000	$424,787
IRS Swaption
Expiration: Jun 2019; Contracts: 47,370,000;
Exercise Rate: 2.51%;
Counterparty: Goldman Sachs International (d)	USD	47,370,000	335,000
IRS Swaption
Expiration: Apr 2019; Contracts: 47,280,000;
Exercise Rate: 2.71%;
Counterparty: JPMorgan Chase Bank, NA (d)	USD	47,280,000	491,620

			1,661,993

Options on Equity Indices - 0.0%
Euro Stoxx 50 Index
Expiration: Feb 2019; Contracts: 490;
Exercise Price: EUR 3,200.00;
Counterparty: Morgan Stanley & Co., LLC (d)	EUR	4,900	69,265

Total Options Purchased - Calls (premiums paid $1,772,733)			1,731,258

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.8%
Industrial - 0.8%
Basic - 0.1%
First Quantum Minerals Ltd.
7.25%, 4/01/23 (a)	U.S.$	200	191,333

Communications - Telecommunications - 0.1%
Digicel Group One Ltd.
8.25%, 12/30/22 (a)		172	141,940
Digicel Group Two Ltd.
8.25%, 9/30/22 (a)		163	88,336

			230,276

Consumer Cyclical - Other - 0.1%
Wynn Macau Ltd.
5.50%, 10/01/27 (a)		211	192,498

Consumer Non-Cyclical - 0.3%
BRF SA
3.95%, 5/22/23 (a)		250	228,500
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		200	191,000
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		43	38,593
3.15%, 10/01/26		112	92,949

	Principal Amount (000)		U.S. $ Value
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (d)(e)(j)(q)	U.S.$	804	$39,116

			590,158

Energy - 0.2%
Petrobras Global Finance BV
5.999%, 1/27/28		515	515,298

Total Emerging Markets - Corporate Bonds (cost $2,191,707)			1,719,563

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
Non-Agency Floating Rate CMBS - 0.3%
BHMS
Series 2018-ATLS, Class A
3.759% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(l)		600	598,514
CLNS Trust
Series 2017-IKPR, Class F
7.019% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(e)(l)		203	203,628

			802,142

Non-Agency Fixed Rate CMBS - 0.3%
DBUBS Mortgage Trust
Series 2011-LC2A, Class E
5.534%, 7/10/44 (a)(e)		600	592,132

Total Commercial Mortgage-Backed Securities (cost $1,348,858)			1,394,274

EMERGING MARKETS - SOVEREIGNS - 0.6%
Costa Rica - 0.2%
Costa Rica Government International Bond
4.37%, 5/22/19 (j)		233	230,817
7.158%, 3/12/45 (a)		360	324,450

			555,267

Ecuador - 0.1%
Ecuador Government International Bond
9.65%, 12/13/26 (a)		275	268,125

Gabon - 0.2%
Gabon Government International Bond
6.95%, 6/16/25 (a)		360	343,800

Ivory Coast - 0.1%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	144	163,380

Total Emerging Markets - Sovereigns (cost $1,311,712)			1,330,572

Company	Shares		U.S. $ Value
COMMON STOCKS - 0.5%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Denbury Resources, Inc. (d)		6,888	$13,983
Golden Energy Offshore Services AS (d)(g)		757,891	575,116
Oasis Petroleum, Inc. (d)		1,854	11,161
Paragon Offshore Ltd. - Class A (d)(e)(g)		3,303	2,890
Paragon Offshore Ltd. - Class B (d)(e)(g)		4,955	172,186
Peabody Energy Corp.		806	28,774
Whiting Petroleum Corp. (d)		750	21,473

			825,583

Consumer Discretionary - 0.1%
Auto Components - 0.0%
Atd New Holdings, Inc. (d)(e)(g)		1,311	25,237
Exide Technologies (b)(c)(d)(e)		2,970	950

			26,187

Diversified Consumer Services - 0.0%
Laureate Education, Inc. - Class A (d)		1,778	28,448

Hotels, Restaurants & Leisure - 0.1%
eDreams ODIGEO SA (d)		23,841	73,679

			128,314

Information Technology - 0.0%
Software - 0.0%
Avaya Holdings Corp. (d)		5,422	91,686

Health Care - 0.0%
Pharmaceuticals - 0.0%
Endo International PLC (d)		1,607	15,668
Horizon Pharma PLC (d)		1,344	28,883

			44,551

Materials - 0.0%
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc.		48	374

Total Common Stocks (cost $1,642,158)			1,090,508

	Principal Amount (000)
EMERGING MARKETS - TREASURIES - 0.4%
Argentina - 0.1%
Argentine Bonos del Tesoro
16.00%, 10/17/23	ARS	7,552	173,475

Dominican Republic - 0.3%
Dominican Republic International Bond
15.95%, 6/04/21 (j)	DOP	27,000	608,309

Total Emerging Markets - Treasuries (cost $1,239,588)			781,784

	Principal Amount (000)			U.S. $ Value
LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Transportation Authority
Series 1999C
6.60%, 10/01/29 (cost $110,377)	U.S.$	100		$120,135

	Shares
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (d)		4,331		0
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (d)		544		5
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (d)		1,292		65

Total Warrants (cost $692)				70

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 18.8%
U.S. Treasury Bills - 11.1%
U.S. Treasury Bill
Zero Coupon, 2/21/19-11/07/19 (cost $24,635,971)	U.S.$	24,780		24,641,325

	Shares
Investment Companies - 5.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (o)(r)(s) (cost $11,029,362)		11,029,362		11,029,362

	Principal Amount (000)
Commercial Paper - 2.3%
National Bank of Canada
2.667%, 3/04/19 (cost $4,999,693)	U.S.$	5,000		5,000,860

Time Deposits - 0.4%
BBH, Grand Cayman
0.36%, 2/01/19	GBP	4		5,308
0.60%, 2/01/19	NZD	0	**	1
0.82%, 2/01/19	CAD	0	**	15
0.86%, 2/01/19	SGD	2		1,720
BNP Paribas, Grand Cayman
1.75%, 2/01/19	U.S.$	539		538,898

	Principal Amount (000)		U.S. $ Value
BNP Paribas, Paris
(0.57)%, 2/01/19	EUR	338	$386,780

Total Time Deposits (cost $930,188)			932,722

Total Short-Term Investments (cost $41,595,214)			41,604,269

Total Investments - 100.4% (cost $225,868,359) (t)			221,927,300
Other assets less liabilities - (0.4)%			(807,564)

Net Assets - 100.0%			$221,119,736

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at January 31, 2019	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	144	March 2019	AUD	14,400		$11,689,947	$11,766,916	$76,969
10 Yr Canadian Bond Futures	12	March 2019	CAD	1,200		1,209,110	1,257,034	47,924
Nikkei 225 (CME) Futures	73	March 2019	USD	0	***	7,593,425	7,604,775	11,350
U.S. T-Note 2 Yr (CBT) Futures	1,785	March 2019	USD	357,000		376,495,549	379,005,705	2,510,156
U.S. T-Note 10 Yr (CBT) Futures	27	March 2019	USD	2,700		3,261,109	3,306,656	45,547
Sold Contracts
10 Yr Australian Bond Futures	65	March 2019	AUD	6,500		6,198,530	6,308,583	(110,053)
Euro Buxl 30 Yr Bond Futures	78	March 2019	EUR	7,800		15,890,733	16,593,357	(702,624)
Euro-BOBL Futures	9	March 2019	EUR	900		1,361,639	1,369,365	(7,726)
Euro-Bono Futures	51	March 2019	EUR	5,100		8,361,028	8,597,994	(236,966)
Euro-Bund Futures	192	March 2019	EUR	19,200		35,847,187	36,408,167	(560,980)
Fed Fund 30day Futures	540	April 2019	USD	225,018		219,596,108	219,628,819	(32,711)
Fed Fund 30day Futures	2,160	July 2019	USD	900,072		878,155,247	878,560,279	(405,032)
Long Gilt Futures	72	March 2019	GBP	7,200		11,611,516	11,665,580	(54,064)
S&P 500 E-Mini Futures	106	March 2019	USD	5		14,051,317	14,333,850	(282,533)
U.S. 10 Yr Ultra Futures	62	March 2019	USD	6,200		8,042,969	8,102,625	(59,656)
U.S. T-Note 5 Yr (CBT) Futures	1,279	March 2019	USD	127,900		144,787,805	146,905,141	(2,117,336)
U.S. Ultra Bond (CBT) Futures	79	March 2019	USD	7,900		12,101,813	12,728,875	(627,062)

								$(2,504,797)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	KRW	528,381	USD	472	2/20/19	$(2,563)
Australia and New Zealand Banking Group Ltd.	NZD	1,634	USD	1,102	2/20/19	(27,684)
Bank of America, NA	KRW	1,225,821	USD	1,093	2/20/19	(9,466)
Bank of America, NA	EUR	589	USD	681	4/10/19	3,155
Barclays Bank PLC	USD	1,261	TWD	38,647	3/14/19	1,148
Barclays Bank PLC	ILS	8,082	USD	2,210	4/16/19	(24,026)
BNP Paribas SA	AUD	774	USD	555	2/20/19	(7,695)
BNP Paribas SA	NZD	3,279	USD	2,197	2/20/19	(70,171)
BNP Paribas SA	TRY	2,804	USD	496	2/28/19	(40,025)
BNP Paribas SA	MXN	11,668	USD	608	3/22/19	2,117

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	5,285	TRY	29,253	3/28/19	$219,977
BNP Paribas SA	EUR	8,439	USD	9,748	4/10/19	35,167
BNP Paribas SA	EUR	503	PLN	2,170	4/10/19	5,232
BNP Paribas SA	USD	1,355	EUR	1,177	4/10/19	(928)
Brown Brothers Harriman & Co.	JPY	16,223	USD	150	2/15/19	1,207
Brown Brothers Harriman & Co.	JPY	14,510	USD	130	2/15/19	(3,696)
Brown Brothers Harriman & Co.	USD	317	JPY	35,749	2/15/19	11,008
Brown Brothers Harriman & Co.	CHF	300	USD	307	2/28/19	4,411
Brown Brothers Harriman & Co.	GBP	357	USD	461	2/28/19	(7,596)
Brown Brothers Harriman & Co.	USD	35	CHF	33	2/28/19	(1,490)
Brown Brothers Harriman & Co.	USD	465	GBP	367	2/28/19	16,694
Brown Brothers Harriman & Co.	USD	243	TRY	1,669	2/28/19	75,792
Brown Brothers Harriman & Co.	CHF	347	USD	354	3/13/19	3,825
Brown Brothers Harriman & Co.	EUR	511	USD	587	4/10/19	(849)
Brown Brothers Harriman & Co.	USD	459	EUR	400	4/10/19	1,806
Citibank, NA	BRL	1,328	USD	364	2/04/19	(468)
Citibank, NA	USD	356	BRL	1,328	2/04/19	7,738
Citibank, NA	USD	1,481	JPY	160,794	2/15/19	(3,817)
Citibank, NA	USD	1,561	KRW	1,752,649	2/20/19	14,713
Citibank, NA	USD	854	ARS	34,437	2/27/19	48,502
Citibank, NA	USD	310	CHF	303	2/28/19	(5,161)
Citibank, NA	CNH	1,672	USD	242	3/20/19	(7,534)
Citibank, NA	USD	2,563	IDR	36,964,099	5/09/19	59,387
Credit Suisse International	USD	1,251	JPY	139,193	2/15/19	28,113
Credit Suisse International	TRY	2,088	USD	282	2/28/19	(116,563)
Credit Suisse International	USD	308	CHF	300	2/28/19	(5,838)
Credit Suisse International	USD	251	TRY	1,745	2/28/19	82,718
Credit Suisse International	EUR	96	TRY	604	5/03/19	767
Credit Suisse International	TRY	182	EUR	29	5/03/19	(203)
Credit Suisse International	NZD	323	AUD	308	7/29/19	665
Deutsche Bank AG	INR	192,548	USD	2,638	3/18/19	(62,264)
Deutsche Bank AG	USD	2,184	INR	155,870	3/18/19	1,440
Deutsche Bank AG	AUD	308	NZD	323	7/29/19	(676)
Goldman Sachs Bank USA	BRL	9,938	USD	2,633	2/04/19	(92,247)
Goldman Sachs Bank USA	USD	2,721	BRL	9,938	2/04/19	3,507
Goldman Sachs Bank USA	JPY	77,707	USD	690	2/15/19	(24,009)
Goldman Sachs Bank USA	AUD	1,883	USD	1,375	2/20/19	6,253
Goldman Sachs Bank USA	USD	2,719	TRY	15,346	2/28/19	213,235
Goldman Sachs Bank USA	USD	2,628	BRL	9,938	3/06/19	92,756
Goldman Sachs Bank USA	USD	2,039	MXN	39,329	3/22/19	4,003
Goldman Sachs Bank USA	PLN	6,292	USD	1,677	4/08/19	(16,051)
Goldman Sachs Bank USA	EUR	1,073	GBP	944	4/10/19	7,404
Goldman Sachs Bank USA	TRY	422	EUR	67	5/03/19	(534)
Goldman Sachs Bank USA	BRL	58,170	USD	13,802	7/11/19	(1,966,190)
HSBC Bank USA	JPY	59,138	USD	525	2/15/19	(18,072)
HSBC Bank USA	USD	1,433	TWD	43,823	3/14/19	(2,510)
JPMorgan Chase Bank, NA	JPY	180,816	USD	1,676	2/15/19	14,725
JPMorgan Chase Bank, NA	AUD	1,363	USD	971	2/20/19	(20,019)
JPMorgan Chase Bank, NA	TRY	18,114	USD	2,679	2/28/19	(782,327)
JPMorgan Chase Bank, NA	USD	1,098	PLN	4,118	4/08/19	10,086
Morgan Stanley Capital Services LLC	BRL	8,610	USD	2,358	2/04/19	(3,038)
Morgan Stanley Capital Services LLC	USD	2,186	BRL	8,610	2/04/19	174,361
Morgan Stanley Capital Services LLC	EUR	4,038	USD	4,661	4/10/19	12,471

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	1,072	SEK	9,604	4/12/19	$(4,670)
Morgan Stanley Capital Services LLC	USD	15,370	BRL	58,170	7/11/19	398,761
Royal Bank of Scotland PLC	USD	1,252	JPY	139,193	2/15/19	26,664
Royal Bank of Scotland PLC	TRY	1,577	USD	270	2/28/19	(31,642)
Royal Bank of Scotland PLC	EUR	2,548	USD	2,914	4/10/19	(19,095)
Royal Bank of Scotland PLC	USD	859	NOK	7,335	4/12/19	13,582
Standard Chartered Bank	USD	2,345	CAD	3,101	3/07/19	17,227
Standard Chartered Bank	TWD	82,153	USD	2,695	3/14/19	12,407
Standard Chartered Bank	TWD	68,361	USD	2,218	3/14/19	(13,757)
UBS AG	JPY	103,865	USD	954	2/15/19	(504)
UBS AG	USD	2,244	NZD	3,290	2/20/19	31,165
UBS AG	CAD	1,690	USD	1,267	3/07/19	(19,882)

						$(1,749,071)

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts		Exercise Price	Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
CBOE S&P 500 Index (u)	Morgan Stanley & Co., LLC	57	USD	2,735.00	February 2019	USD	5,700	$492,407	$(93,765)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Put
CDX-NAHY Series 31, 5 Year Index	Deutsche Bank AG	Sell	0.97%	Feb 2019	$1,961	$11,472	$(16)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Barclays Bank PLC	2.84%	6/28/19	USD	10,750	$290,000	$(336,020)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	1.41	2/11/19		330	3,913	(17,839)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.57	2/04/19		1,970	7,486	(4,559)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.88	4/25/19		10,660	226,000	(318,699)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.79	6/28/19		10,570	284,000	(284,000)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.38%	2/04/19	USD 320	$4,034	$(14,153)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.38	2/07/19	330	4,274	(15,108)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.40	2/08/19	320	3,927	(15,973)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	2.92	4/18/19	10,660	230,000	(362,167)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.34	2/04/19	330	4,210	(10,650)
Put
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Bank of America, NA	3.33	2/28/19	7,300	19,345	(39)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	1.41	2/11/19	330	3,913	(2)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.38	2/04/19	320	4,034	0
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.38	2/07/19	330	4,274	(1)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.40	2/08/19	320	3,927	(1)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.34	2/04/19	330	4,210	(1)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	UBS AG	2.82	2/04/19	440	6,754	(1,100)

						$1,104,301	$(1,380,312)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
NZD vs. AUD/Deutsche Bank AG (v)	NZD	1.010	07/2019	1,575,600	NZD	1,576	$5,183	$(4,566)
Put
BRL vs. USD/Morgan Stanley Capital Services LLC (v)	BRL	4.170	02/2019	2,543,700	BRL	2,544	5,887	(137)
CNH vs. USD/BNP Paribas SA (v)	CNH	7.000	04/2019	7,805,000	CNH	7,805	3,765	(1,501)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
INR vs. USD/JPMorgan Chase Bank, NA (v)	INR	71.320	02/2019	53,490,000	INR	53,490	$6,945	$(3,965)
MXN vs. USD/Morgan Stanley Capital Services LLC (v)	MXN	23.820	02/2019	17,865,000	MXN	17,865	9,992	(34)
NZD vs. CAD/JPMorgan Chase Bank, NA (v)	NZD	1.160	07/2019	1,640,000	NZD	1,640	7,433	(6,256)
SGD vs. CHF/UBS AG (v)	SGD	1.550	06/2019	1,007,500	SGD	1,008	3,046	(649)
TRY vs. CHF/UBS AG (v)	TRY	5.900	02/2019	4,130,000	TRY	4,130	7,550	(925)
TRY vs. EUR/Goldman Sachs Bank USA (v)	TRY	6.830	05/2019	3,280,608	TRY	3,281	6,134	(6,179)

							$55,935	$(24,212)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	(5.00)%	Quarterly	3.55%	USD	480	$(31,567)	$(15,909)	$(15,658)
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	(5.00)	Quarterly	3.55	USD	3,245	(213,300)	(153,718)	(59,582)
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	(5.00)	Quarterly	3.55	USD	11,564	(760,175)	(438,964)	(321,211)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	Quarterly	0.34	USD	37,500	(263,986)	(125,855)	(138,131)
CDX-NAIG Series 30, 5 Year Index, 6/20/23*	(1.00)	Quarterly	0.59	USD	75,000	(1,339,273)	(1,361,958)	22,685
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	(1.00)	Quarterly	0.66	USD	22,180	(362,301)	(110,911)	(251,390)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Australia Series 29, 5 Year Index, 6/20/23*	(1.00)%	Quarterly	0.68%	USD	75,000	$(1,070,448)	$(857,540)	$(212,908)
iTraxx Australia Series 30, 5 Year Index, 12/20/23*	(1.00)	Quarterly	0.77	USD	75,000	(848,955)	(703,994)	(144,961)
iTraxx Europe Crossover Series 29, 5 Year Index, 6/20/23*	(5.00)	Quarterly	3.06	EUR	2,417	(229,296)	(222,444)	(6,852)
iTraxx Europe Crossover Series 30, 5 Year Index,12/20/23*	(5.00)	Quarterly	3.10	EUR	730	(74,273)	(76,577)	2,304
iTraxx Europe Senior Financials Series 23, 5 Year Index, 6/20/20*	(1.00)	Quarterly	0.24	EUR	10,160	(136,801)	(50,485)	(86,316)
iTraxx Europe Series 30, 5 Year Index,12/20/23*	(1.00)	Quarterly	0.71	EUR	34,620	(606,793)	(594,368)	(12,425)
Sale Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	8,526	560,468	371,682	188,786
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	15,680	1,030,746	796,674	234,072
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	9,800	644,216	482,360	161,856
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	1,689	110,998	59,430	51,568
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	1,520	99,918	55,189	44,729
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	975	64,100	35,738	28,362
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	775	50,958	28,257	22,701

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00%	Quarterly	3.55%	USD	844	$55,467	$32,507	$22,960
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	337	22,161	12,721	9,440
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	338	22,225	12,858	9,367
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	2,597	170,717	163,548	7,169
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	1,603	105,394	108,420	(3,026)
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	5,296	348,134	358,813	(10,679)
CDX-NAIG Series 30, 5 Year Index, 6/20/23*	1.00	Quarterly	0.59	USD	75,000	1,339,273	1,112,696	226,577
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	1.00	Quarterly	0.66	USD	75,000	1,225,095	1,328,983	(103,888)
iTraxx Australia Series 29, 5 Year Index, 6/20/23*	1.00	Quarterly	0.68	USD	75,000	1,070,448	942,709	127,739
iTraxx Europe Crossover Series 30, 5 Year Index, 12/20/23*	5.00	Quarterly	3.10	EUR	93	9,435	9,691	(256)
iTraxx Europe Crossover Series 30, 5 Year Index,12/20/23*	5.00	Quarterly	3.10	EUR	46	4,717	5,171	(454)
iTraxx Europe Crossover Series 30, 5 Year Index,12/20/23*	5.00	Quarterly	3.10	EUR	93	9,435	9,371	64
iTraxx Europe Crossover Series 30, 5 Year Index,12/20/23*	5.00	Quarterly	3.10	EUR	46	4,717	5,282	(565)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Series 30, 5 Year Index, 12/20/23*	5.00%	Quarterly	3.10%	EUR	94	$9,535	$9,667	$(132)
iTraxx Europe Crossover Series 30, 5 Year Index, 12/20/23*	5.00	Quarterly	3.10	EUR	93	9,435	9,812	(377)
iTraxx Europe Crossover Series 30, 5 Year Index, 12/20/23*	5.00	Quarterly	3.10	EUR	93	9,435	9,874	(439)
iTraxx Europe Crossover Series 30, 5 Year Index, 12/20/23*	5.00	Quarterly	3.10	EUR	95	9,635	10,725	(1,090)
iTraxx Europe Crossover Series 30, 5 Year Index, 12/20/23*	5.00	Quarterly	3.10	EUR	105	10,639	12,116	(1,477)
iTraxx Europe Crossover Series 30, 5 Year Index, 12/20/23*	5.00	Quarterly	3.10	EUR	210	21,379	25,365	(3,986)

						$1,081,512	$1,296,936	$(215,424)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 395,850	3/20/20	3 Month LIBOR	2.590%	Quarterly/ Semi-Annual	$2,060,519	$	– 0	–	$2,060,519
USD 163,600	7/25/20	3 Month LIBOR	2.839%	Quarterly/ Semi-Annual	469,091		– 0	–	469,091

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
GBP 51,280	11/09/20	6 Month LIBOR	1.22%	Semi-Annual/ Semi-Annual	$204,305	$	– 0	–	$204,305
USD 164,170	3/20/23	2.783%	3 Month LIBOR	Semi-Annual/ Quarterly	(2,725,243)		– 0	–	(2,725,243)
USD 68,240	7/25/23	2.954%	3 Month LIBOR	Semi- Annual/ Quarterly	(1,223,103)		– 0	–	(1,223,103)
GBP 20,940	11/09/23	1.460%	6 Month LIBOR	Semi- Annual/ Semi-Annual	(320,250)		– 0	–	(320,250)
EUR 1,865	1/08/24	0.290%	6 Month EURIBOR	Annual/ Semi-Annual	(19,618)		– 0	–	(19,618)
EUR 1,865	1/08/24	6 Month EURIBOR	0.169%	Semi- Annual/ Annual	6,593		– 0	–	6,593
GBP 810	2/29/24	1.251%	6 Month LIBOR	Semi- Annual/ Semi-Annual	(1,930)		8,797		(10,727)
GBP 810	2/29/24	6 Month LIBOR	1.251%	Semi- Annual/ Semi-Annual	1,942		7,878		(5,936)
MXN 117,100	9/11/26	4 Week TIIE	6.290%	Monthly/ Monthly	(718,020)		– 0	–	(718,020)
EUR 19,200	10/30/27	6 Month EURIBOR	0.901%	Semi- Annual/ Annual	773,156		– 0	–	773,156
USD 31,380	3/20/28	3 Month LIBOR	2.898%	Quarterly/ Semi-Annual	863,202		– 0	–	863,202
EUR 28,550	6/05/28	6 Month EURIBOR	0.933%	Semi- Annual/ Annual	1,243,817		– 0	–	1,243,817
GBP 930	12/17/28	6 Month LIBOR	1.479%	Semi- Annual/ Semi-Annual	9,536		– 0	–	9,536
GBP 930	12/17/28	1.600%	6 Month LIBOR	Semi- Annual/ Semi-Annual	(23,620)		– 0	–	(23,620)
CAD 8,010	12/05/46	2.310%	3 Month CDOR	Semi- Annual/ Semi-Annual	424,468		– 0	–	424,468
EUR 16,540	9/01/47	6 Month EURIBOR	1.468%	Semi- Annual/ Annual	1,290,907		– 0	–	1,290,907
EUR 10,980	6/08/48	6 Month EURIBOR	1.545%	Semi- Annual/ Annual	1,159,448		– 0	–	1,159,448
EUR 370	1/16/49	1.425%	6 Month EURIBOR	Annual/ Semi-Annual	(22,267)		– 0	–	(22,267)
EUR 370	1/16/49	6 Month EURIBOR	1.380%	Semi- Annual/ Annual	17,300		– 0	–	17,300

					$3,470,233		$16,675		$3,453,558

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
People’s Republic of China, 7.500%, 10/28/27, 12/20/23*	(1.00)%	Quarterly	0.55%	USD	62,560	$(1,359,290)	$(1,100,053)	$(259,237)
BNP Paribas SA
Kingdom of Thailand, 7.750%, 4/15/07, 12/20/23*	(1.00)	Quarterly	0.42	USD	40,000	(1,122,176)	(1,022,576)	(99,600)
Korea International Bond, 7.125%, 4/16/19, 12/20/23*	(1.00)	Quarterly	0.33	USD	62,090	(1,997,162)	(1,601,558)	(395,604)
Citibank, NA
Chile Government International Bond, 3.875%, 8/05/20, 12/20/23*	(1.00)	Quarterly	0.47	USD	80,010	(2,046,959)	(1,778,248)	(268,711)
Credit Suisse International
BellSouth LLC, 6.550%, 6/15/34, 9/20/19*	(1.00)	Quarterly	0.18	USD	7,520	(48,225)	(23,421)	(24,804)
Deutsche Bank AG
Brazilian Government International Bond, 4.250%, 1/07/25,12/20/23*	(1.00)	Quarterly	1.64	USD	25,000	686,970	1,094,006	(407,036)
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	(1.00)	Quarterly	0.34	USD	55,920	(921,658)	464,732	(1,386,390)
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	(1.00)	Quarterly	0.19	JPY	3,720,370	(568,248)	(100,368)	(467,880)
Goldman Sachs International iTraxx
iTraxx Japan Series 30, 5 Year Index, 12/20/23*	(1.00)	Quarterly	0.64	JPY	3,280,190	(565,857)	(548,307)	(17,550)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United Mexican States, 5.950%, 3/19/19, 12/20/19*	(1.00)%	Quarterly	0.59%	USD	32,970	$(158,813)	$(34,656)	$(124,157)
JPMorgan Chase Bank, NA
Korea International Bond, 7.125%, 04/16/19,12/20/23*	(1.00)	Quarterly	0.33	USD	22,500	(723,726)	(659,539)	(64,187)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 4.800%, 2/15/24, 6/20/20*	5.00	Quarterly	1.82	USD	300	12,857	3,672	9,185
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	Quarterly	0.34	USD	25,820	425,558	(13,125)	438,683
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6.110%, 6/29/15, 6/20/20*	5.00	Quarterly	0.23	USD	300	21,280	6,559	14,721
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	1.00	Quarterly	0.19	JPY	3,720,370	570,145	294,609	275,536
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00	Quarterly	0.59	USD	14,620	69,611	(19,643)	89,254
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00	Quarterly	0.59	USD	18,350	88,390	(16,857)	105,247
Citibank, NA
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	Quarterly	0.34	USD	30,100	496,100	(71,182)	567,282
Nabors Industries, Inc., 5.500%, 1/15/23, 6/20/20*	1.00	Quarterly	1.61	USD	300	(3,800)	(9,966)	6,166
Safeway Inc., 7.250%, 2/01/31, 6/20/20*	1.00	Quarterly	0.85	USD	300	760	(7,266)	8,026

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Staples, Inc., 8.500%, 9/15/25, 6/20/20*	1.00%	Quarterly	0.79%	USD	300	$763	$(3,543)	$4,306
Weatherford International Ltd., 4.500%, 4/15/22, 6/20/20*	1.00	Quarterly	25.40	USD	300	(72,580)	(7,719)	(64,861)
Credit Suisse International
AT&T Inc., 3.375%, 3/30/20, 9/20/19*	1.00	Quarterly	0.20	USD	7,520	47,052	27,187	19,865
Avon Products, Inc., 6.500%, 3/01/19, 6/20/20*	1.00	Quarterly	1.34	USD	300	(3,549)	(15,395)	11,846
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	8,810	(1,161,892)	135,295	(1,297,187)
Freeport-McMoran, Inc., 3.550%, 3/01/22, 6/20/20*	1.00	Quarterly	0.45	USD	300	2,330	(6,309)	8,639
Teck Resources Ltd., 3.750%, 2/01/23, 6/20/20*	1.00	Quarterly	0.27	USD	300	3,243	(6,708)	9,951
Transocean Inc., 3.800%, 10/15/22, 6/20/20*	1.00	Quarterly	0.99	USD	300	(612)	(18,791)	18,179
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	4.08	USD	70	3,139	2,266	873

						$(8,326,349)	$(5,036,904)	$(3,289,445)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received		Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Euro Stoxx 50 Index	30,009	– 0	–	Maturity	EUR	30	12/18/20	$556,442
JPMorgan Chase Bank, NA
Euro Stoxx 50 Index	30,009	– 0	–	Maturity	EUR	30	12/18/20	498,050
Morgan Stanley Capital Services LLC
STOXX Banks EUR Price	36,187	EURIBOR Plus 0.35%		Maturity	EUR	36	3/28/19	168,545

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Barclays Bank PLC
Portugal Republik 2.125% 10/2028	15,000,000	0.90%	Maturity	EUR	15,000	3/27/19	$(339,389)
Goldman Sachs International
Bundesrepublik Deutschland 2.500% 8/2046	14,000,000	-0.70%	Maturity	EUR	19,389	3/04/19	(1,198,550)

							$(314,902)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 3/03/20*	12.75%	Maturity	AUD	20	$(4,987)	$	– 0	–	$(4,987)
AUD/JPY 4/16/20*	12.25	Maturity	AUD	50	(2,999)		– 0	–	(2,999)
AUD/JPY 5/07/20*	12.22	Maturity	AUD	32	(1,012)		– 0	–	(1,012)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	9	(2,643)		– 0	–	(2,643)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	10	(2,639)		– 0	–	(2,639)

					$(14,280)	$	– 0	–	$(14,280)

*	Termination date
**	Principal amount less than 500.
***	Notional amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $39,931,694 or 18.1% of net assets.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value		Percentage of Net Assets
Exide Technologies	5/23/17	$	– 0	–	$950		0.00%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	9/06/16		– 0	–	– 0	–	0.00%

(c)	Fair valued by the Adviser.
(d)	Non-income producing security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Defaulted.
(g)	Illiquid security.
(h)	Convertible security.

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2019.

(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.09% of net assets as of January 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Aveta, Inc. 10.50%, 3/01/21	12/18/17	$	– 0	–	$	– 0	–	0.00%
Costa Rica Government International Bond 4.37%, 5/22/19	5/22/16		232,565			230,817		0.10%
Dominican Republic International Bond 15.95%, 6/04/21	6/14/11		719,253			608,309		0.28%
Exide Technologies 7.00%, 4/30/25	11/10/16		194,007			144,960		0.07%
Exide Technologies 11.00%, 4/30/22	5/24/17		114,110			97,694		0.04%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 2/25/27	2/01/18		1,500,022			1,272,337		0.58%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	1/23/14		477,435			39,116		0.02%

(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2019.
(m)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(n)	IO - Interest Only.
(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2019.
(q)	Defaulted matured security.
(r)	Affiliated investments.
(s)	The rate shown represents the 7-day yield as of period end.
(t)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,110,878 and gross unrealized depreciation of investments was $(29,520,488), resulting in net unrealized depreciation of $(8,409,610).

(u)	One contract relates to 100 shares.
(v)	One contract relates to 1 share.
+	Pays 11.00% cash or up to 7.00% PIK and remaining in cash.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona

SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso

Glossary:

12MTA	-	12 Month Treasury Avergage
ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

AB Unconstrained Bond Fund

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$48,061,377		$259,892	#	$48,321,269
Governments - Treasuries		– 0	–	44,825,345		– 0	–	44,825,345
Corporates - Investment Grade		– 0	–	24,671,954		– 0	–	24,671,954
Collateralized Mortgage Obligations		– 0	–	22,052,738		– 0	–	22,052,738
Inflation-Linked Securities		– 0	–	17,907,611		– 0	–	17,907,611
Investment Companies		8,071,634		– 0	–	– 0	–	8,071,634
Governments - Sovereign Bonds		– 0	–	2,683,038		– 0	–	2,683,038
Asset-Backed Securities		– 0	–	428,745		1,422,566		1,851,311
Bank Loans		– 0	–	505,698		1,264,269		1,769,967
Options Purchased- Calls		– 0	–	1,731,258		– 0	–	1,731,258
Emerging Markets - Corporate Bonds		– 0	–	1,680,447		39,116		1,719,563
Commercial Mortgage-Backed Securities		– 0	–	598,514		795,760		1,394,274
Emerging Markets - Sovereigns		– 0	–	1,330,572		– 0	–	1,330,572
Common Stocks		889,245		– 0	–	201,263		1,090,508
Emerging Markets - Treasuries		– 0	–	781,784		– 0	–	781,784
Local Governments - US Municipal Bonds		– 0	–	120,135		– 0	–	120,135
Warrants		70		– 0	–	– 0	–#	70
Short-Term Investments:
U.S. Treasury Bills		– 0	–	24,641,325		– 0	–	24,641,325
Investment Companies		11,029,362		– 0	–	– 0	–	11,029,362
Commercial Paper		– 0	–	5,000,860		– 0	–	5,000,860
Time Deposits		– 0	–	932,722		– 0	–	932,722

Total Investments in Securities		19,990,311		197,954,123		3,982,866		221,927,300
Other Financial Instruments*:

Assets
Futures		2,691,946		– 0	–	– 0	–	2,691,946
Forward Currency Exchange Contracts		– 0	–	1,664,189		– 0	–	1,664,189
Centrally Cleared Credit Default Swaps		– 0	–	7,018,680		– 0	–	7,018,680
Centrally Cleared Interest Rate Swaps		– 0	–	8,524,284		– 0	–	8,524,284
Credit Default Swaps		– 0	–	2,428,198		– 0	–	2,428,198
Total Return Swaps		– 0	–	1,223,037		– 0	–	1,223,037

Liabilities
Futures		(5,196,743)		– 0	–	– 0	–	(5,196,743)
Forward Currency Exchange Contracts		– 0	–	(3,413,260)		– 0	–	(3,413,260)
Call Options Written		– 0	–	(93,765)		– 0	–	(93,765)
Credit Default Swaptions Written		– 0	–	(16)		– 0	–	(16)
Interest Rate Swaptions Written		– 0	–	(1,380,312)		– 0	–	(1,380,312)
Currency Options Written		– 0	–	(24,212)		– 0	–	(24,212)
Centrally Cleared Credit Default Swaps		– 0	–	(5,937,168)		– 0	–	(5,937,168)
Centrally Cleared Interest Rate Swaps		– 0	–	(5,054,051)		– 0	–	(5,054,051)
Credit Default Swaps		– 0	–	(10,754,547)		– 0	–	(10,754,547)
Total Return Swaps		– 0	–	(1,537,939)		– 0	–	(1,537,939)
Variance Swaps		– 0	–	(14,280)		– 0	–	(14,280)

Total^		$17,485,514		$190,602,961		$3,982,866		$212,071,341

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	The were de minimis transfers under 1% of net assets during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates -Non- Investment Grade#		Asset-Backed Securities		Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 10/31/18	$291,716		$1,649,280		$238,252	$49,007
Accrued discounts/ (premiums)	4,734		– 0	–	717	– 0	–
Realized gain (loss)	– 0	–	– 0	–	(4,798)	– 0	–
Change in unrealized appreciation/ depreciation	(50,114)		(226,324)		(71,083)	(9,891)
Purchases	13,556		– 0	–	59	– 0	–
Sales/Paydowns	– 0	–	(390)		(31,609)	– 0	–
Transfers into Level 3	– 0	–	– 0	–	1,148,185	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(15,454)	– 0	–

Balance as of 1/31/19	$259,892		$1,422,566		$1,264,269	$39,116

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$(50,114)		$(226,325)		$(71,083)	$(9,891)

	Commercial Mortgage-Backed Securities		Common Stocks		Total
Balance as of 10/31/18	$758,415		$189,811		$3,176,481
Accrued discounts/ (premiums)	590		– 0	–	6,041
Realized gain (loss)	– 0	–	– 0	–	(4,798)
Change in unrealized appreciation/ depreciation	36,755		(137,523)		(458,180)
Purchases	– 0	–	148,975		162,590
Sales/Paydowns	– 0	–	– 0	–	(31,999)
Transfers into Level 3	– 0	–	– 0	–	1,148,185
Transfers out of Level 3	– 0	–	– 0	–	(15,454)

Balance as of 1/31/19	$795,760		$201,263		$3,982,866 +

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$36,755		$(137,523)		$(458,181)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2019. Securities priced by (i) third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/19	Valuation Technique	Unobservable Input	Range/Weighted Average
Common Stocks	$950	Market Approach	EBITDA* Projection	$145.0mm / N/A
			EBITDA* Multiples	4.8X-6.8X / 5.8X

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,220	$79,922	$76,113	$11,029	$40

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2019